Liquidity and Going Concern (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Working capital	$ 9,600,000
Cash and cash equivalents	$ 5,342,120	$ 8,022,306